Capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Schedule of Reserves Within Equity

(CHF in thousands)	12/31/2021	12/31/2020

Share premium	756,883	175,224
Legal reserves	10,976	2,662
Equity transaction costs	(8,712)	(1,876)
Current tax benefits on equity transaction costs	1,256	—
Share-based compensation	283,584	100,397
Capital reserves	1,043,987	276,408
Exchange differences	(922)	119
Actuarial gains and losses	(3,123)	(4,030)
Taxes on actuarial gains and losses	623	802
Other reserves	(3,422)	(3,110)